RELATED PARTY TRANSACTIONS	6 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity investee - 13% of the ownership
Dogness Technology Co., Ltd (“Dogness Technology”)	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen

(1) Due from related parties

Due from related parties consist of mainly rent receivables from the following:

	As of	As of
	December 31, 2023	June 30, 2023

Linsun	$94,281	$87,430
Total	$94,281	$87,430

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

(Unaudited)

NOTE 7 – RELATED PARTY TRANSACTIONS (continued)

(2) Due to related parties

Due to related parties consist of the following:

	As of	As of
	December 31, 2023	June 30, 2023

Mr. Silong Chen	$93,649	$80,327
Dogness Technology	5,632	5,516
Total	$99,281	$85,843

Mr. Silong Chen periodically provides working capital loans to support the Company’s operations when needed. Such advances are non-interest bearing and due on demand.

(3) Loan guarantee provided by related parties

In connection with the Company’s bank borrowings, Mr. Silong Chen pledged his personal assets as collateral and signed guarantee agreements to provide guarantee to the Company’s long-term bank loans. (See Note 5).

(4) Sales to related parties

Revenue from related parties consisted of the following:

	For the six months ended December 31,
Name	2023	2022

Dogness Technology	$48,555	$96,947
Dogness Network	52,753	913,369
Total	$101,308	$1,010,316

Cost of revenue associated with the sales to these two related parties amounted to $82,835 and $671,876 for the six months ended December 31, 2023 and 2022, respectively.

(5) Accounts receivable from related parties

Accounts receivable from related parties consisted of the following:

	As of	As of
	December 31, 2023	June 30, 2023

Dogness Network	$976,837	$1,133,092
Dogness Technology	141,594	139,292
Total	$1,118,431	$1,272,384

As of December 31, 2023, total accounts receivable from related parties amounted to $1,118,431, of which $14,823 has been collected as of March 25, 2024.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

(Unaudited)

NOTE 7 – RELATED PARTY TRANSACTIONS (continued)

(6) Advance to supplier- related party

Advance to supplier from related party consisted of the following:

	As of	As of
	December 31, 2023	June 30, 2023

Advance to supplier - related party:
Linsun	$115,863	$239,729
Total	$115,863	$239,729

(7) Purchase from related parties

During the six months ended December 31, 2023 and 2022, the Company purchased certain pet product components and parts, such as smart pet water and food feeding devices, from Linsun. Total purchases from Linsun amounted to $224,001 and $366,660 in six months ended December 31, 2023 and 2022, respectively.

(8) Lease arrangement with related parties

On January 2, 2020, Dongguan Jiasheng signed a lease agreement with Linsun, which enabled Linsun to lease part of Dongguan Jiasheng’s new production facilities of approximately 8,460 square meters for ten years. Annual lease payment from Linsun amounted to approximately $220,000   and is subject to 15% increase every three years. For the six months ended December 31, 2023 and 2022, the Company recorded rent income of $225,192 and $226,494, respectively, as other income through leasing the manufacturing facilities to Linsun.

On August 1, 2020, Dongguan Jiasheng signed a lease agreement with Dogness Network, which enabled Dogness Network to lease part of Dongguan Jiasheng’s new production facilities of approximately 580 square meters for ten years. Annual lease payment from Dogness Network amounted to approximately $33000 and is subject to 15% increase every three years. This lease agreement was terminated in October, 2022. For the six months ended December 31, 2023 and 2022, the Company recorded rent income of $nil and $27,025, respectively, as other income through leasing the manufacturing facilities to Dogness Network.

On August 1, 2020, Dongguan Jiasheng signed a lease agreement with Dogness Technology, which enabled Dogness Technology to lease part of Dongguan Jiasheng’s new production facilities of approximately 50 square meters for ten years. Annual lease payment from Dogness Technology amounted to $1,700. For the year ended December 31, 2023 and 2022, the Company recorded rent income of $762 and $790 as other income through leasing the manufacturing facilities to Dogness Technology.